UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taylor, Cottrill LLC
Address: 224 Main Street
         New London, NH 03257

13F File Number:  028-13147

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad Richardson
Title:     Director of Operations
Phone:     603-526-7400

Signature, Place, and Date of Signing:

     Chad Richardson     New London, NH     February 2, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     98

Form13F Information Table Value Total:     $142,212 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

							FORM 13F INFORMATION TABLE
				TITLE OF		VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER			CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERSSOLE	SHARED	NONE
-------------------------------	------- ----------      -------	------- ------- ------- -------	--------------- ------- -------
International Business Machine	Common	459200101	6663	36238	SH		SOLE		25606		10632
Exxon Mobil Corp.            	Common	30231G102  	6268	73947	SH		SOLE		51073		22874
McDonalds Corp.              	Common	580135101	5572	55537	SH		SOLE		35862		19675
Ross Stores                  	Common	778296103	4374	92020	SH		SOLE		62870		29150
Walt Disney Co.              	Common	254687106	4078	108737	SH		SOLE		75537		33200
AMGEN                        	Common	031162100	3620	56382	SH		SOLE		41882		14500
INTEL                        	Common	458140100	3332	137405	SH		SOLE		101080		36325
Barrick Gold Corp            	Common	067901108	3261	72060	SH		SOLE		49435		22625
Blackrock Inc.               	Common	09247X101  	3199	17945	SH		SOLE		12505		5440
Oracle Corp.                 	Common	68389X105  	3071	119715	SH		SOLE		84140		35575
General Electric             	Common	369604103	3054	170495	SH		SOLE		106989		63506
Praxair                      	Common	74005P104  	3041	28447	SH		SOLE		19482		8965
Republic Services Inc        	Common	760759100	3011	109305	SH		SOLE		79205		30100
Canadian Natural Resources   	Common	136385101	2830	75730	SH		SOLE		53600		22130
Merck & Co Inc               	Common	589331107	2646	70198	SH		SOLE		48023		22175
Abbott Labs                  	Common	002824100	2637	46901	SH		SOLE		29995		16906
Novartis                     	Common	66987V109  	2610	45660	SH		SOLE		34510		11150
Johnson & Johnson            	Common	478160104	2545	38808	SH		SOLE		22787		16021
Automatic Data Processing    	Common	053015103	2491	46129	SH		SOLE		32909		13220
Occidental Petroleum Corp.   	Common	674599105	2481	26477	SH		SOLE		15973		10504
Clorox Company               	Common	189054109	2400	36055	SH		SOLE		26055		10000
Alerian MLP ETF              	Common	00162Q866  	2384	143425	SH		SOLE		102800		40625
Procter & Gamble             	Common	742718109	2287	34283	SH		SOLE		27758		6525
Coca-Cola                    	Common	191216100	2282	32609	SH		SOLE		23720		8889
Microsoft Corp.              	Common	594918104	2269	87412	SH		SOLE		70502		16910
Mastercard                   	Common	57636Q104  	2231	5985	SH		SOLE		5010		975
3M Co.                       	Common	88579Y101  	2230	27286	SH		SOLE		21841		5445
Medtronic Inc                	Common	585055106	2194	57363	SH		SOLE		39663		17700
Chevron Corp.                	Common	166764100	2021	18990	SH		SOLE		15570		3420
Stryker Corp                 	Common	863667101	1995	40125	SH		SOLE		29575		10550
Royal Dutch                  	Common	780259206	1904	26050	SH		SOLE		21975		4075
Thermo Fisher Scientific     	Common	883556102	1872	41630	SH		SOLE		32330		9300
Corning Inc.                 	Common	219350105	1708	131550	SH		SOLE		91675		39875
Cisco Systems                	Common	17275R102  	1688	93354	SH		SOLE		64750		28604
Apple Inc.                   	Common	037833100	1685	4160	SH		SOLE		2785		1375
Flowserve Corp               	Common	34354P105  	1665	16760	SH		SOLE		11320		5440
Berkshire Hathaway Cl B      	Class B	084670207	1646	21575	SH		SOLE		13925		7650
Xylem Inc.                   	Common	98419M100  	1598	62195	SH		SOLE		43895		18300
Church & Dwight Co Inc       	Common	171340102	1363	29780	SH		SOLE		19155		10625
Canadian Natl Ry Co          	Common	136375102	1332	16950	SH		SOLE		14050		2900
AT&T Corp.                   	Common	00206R102  	1291	42704	SH		SOLE		33539		9165
Greif Inc Cl A               	Common	397624107	1244	27300	SH		SOLE		15675		11625
Apache                       	Common	037411105	1233	13615	SH		SOLE		10075		3540
Aecom Technology Corp        	Common	00766T100  	1178	57250	SH		SOLE		41525		15725
Colgate Palmolive            	Common	194162103	1170	12660	SH		SOLE		9385		3275
iShares MSCI Canada          	Common	464286509	1139	42830	SH		SOLE		32820		10010
JP Morgan Chase & Co         	Common	46625H100  	1117	33595	SH		SOLE		26370		7225
Pfizer Inc.                  	Common	717081103	1038	47948	SH		SOLE		27397		20551
Vodafone Group PLC           	Common	92857W209  	1035	36937	SH		SOLE		26200		10737
Accenture                    	Common	G1151C101  	1030	19354	SH		SOLE		12804		6550
iShares MSCI Singapore       	Common	464286673	938	86625	SH		SOLE		63775		22850
iShares Barclays 1-3 Yr Treasu	Common	464287457	904	10700	SH		SOLE		8400		2300
General Dynamics Corp.       	Common	369550108	897	13510	SH		SOLE		8750		4760
Total SA                     	Common	89151E109	814	15925	SH		SOLE		12950		2975
Philip Morris Intl Inc       	Common	718172109	799	10175	SH		SOLE		8125		2050
NextEra Energy               	Common	65339F101  	775	12730	SH		SOLE		10800		1930
Discovery Communications Inc S	Common	25470F104  	755	18425	SH		SOLE		14750		3675
Sysco Corp                   	Common	871829107	727	24800	SH		SOLE		11200		13600
Western Union Company        	Common	959802109	702	38425	SH		SOLE		24275		14150
American Express Co.         	Common	25816109	687	14572	SH		SOLE		7374		7198
Wal Mart Stores Inc.         	Common	931142103	623	10432	SH		SOLE		9190		1242
I T T Corporation New        	Common	450911102	621	32121	SH		SOLE		22352		9769
Illinois Tool Works Inc      	Common	452308109	566	12114	SH		SOLE		8534		3580
Teva Pharm Inds Ltd ADR      	Common	881624209	559	13850	SH		SOLE		11100		2750
Duke Energy                  	Common	26441C105  	539	24503	SH		SOLE		18175		6328
General Mills Inc            	Common	370334104	530	13118	SH		SOLE		11818		1300
Vanguard Short Term Bond ETF 	Common	921937827	509	6300	SH		SOLE		6300		0
Bristol Myers                	Common	110122108	476	13504	SH		SOLE		10604		2900
Ishares Tr Lehman Tips       	Common	464287176	459	3932	SH		SOLE		2034		1898
Magellan Midstream Partners LP	Common	559080106	450	6539	SH		SOLE		5717		822
Kroger Company               	Common	501044101	429	17700	SH		SOLE		13500		4200
Rio Tinto ADR                	Common	767204100	416	8500	SH		SOLE		7100		1400
Deere & Co                   	Common	244199105	412	5325	SH		SOLE		5175		150
Genl Amern Investors Co      	Common	368802104	388	15560	SH		SOLE		15560		0
Vanguard Corp Bond Etf       	Common	92206C409  	387	4975	SH		SOLE		2975		2000
Hewlett Packard              	Common	428236103	367	14260	SH		SOLE		9560		4700
Petroleo Brasileiro Adrf     	Common	71654V408  	354	14250	SH		SOLE		7800		6450
Emerson Electric             	Common	291011104	350	7510	SH		SOLE		6110		1400
ConocoPhillips               	Common	20825C104  	338	4634	SH		SOLE		2382		2252
Exelis Inc                   	Common	30162A108  	289	31900	SH		SOLE		24700		7200
Pub Svc Ent Group Inc        	Common	744573106	281	8525	SH		SOLE		8375		150
United Tehnologies Corp      	Common	913017109	271	3710	SH		SOLE		3500		210
SPDR Gold Shares             	Common	78463V107  	266	1750	SH		SOLE		1750		0
Vanguard Emerging Market     	Common	922042858	266	6950	SH		SOLE		6550		400
Vanguard Int Term Bond ETF   	Common	921937819	259	2975	SH		SOLE		2975		0
Ishares MSCI Brazil Index    	Common	464286400	258	4500	SH		SOLE		2950		1550
S P D R TRUST Unit SR        	Common	78462F103  	253	2015	SH		SOLE		2015		0
H C P Inc                    	Common	40414L109  	251	6065	SH		SOLE		4865		1200
Diamond Offshore Drilling    	Common	25271C102  	240	4350	SH		SOLE		2800		1550
Suncor Energy                	Common	867229106	236	8200	SH		SOLE		4500		3700
United Parcel Service Inc Cl B	Class B	911312106	234	3200	SH		SOLE		2900		300
iShares IBOXX Inv Grade Bond 	Common	464287242	228	2000	SH		SOLE		0		2000
SPDR Barclays Capital High Yie	Common	78464A417  	221	5750	SH		SOLE		2750		3000
Walgreens                    	Common	931422109	221	6692	SH		SOLE		6692		0
New Hampshire Thrift         	Common	644722100	219	19338	SH		SOLE		19338		0
PepsiCo Inc.                 	Common	713448108	219	3302	SH		SOLE		3027		275
Noble Energy                 	Common	655044105	210	2229	SH		SOLE		1229		1000
1/100000 Ergo Sci Corp       	Common	CKE81Q300  	6	81440	SH		SOLE		81440		0
